UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2015
Item 1: Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (98.2%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,548
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,605
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,552
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,481
Bayonne NJ GO	5.750%	7/1/35	7,500	8,631
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/19	450	518
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	537
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,632
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,197
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	841
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	599
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	320
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,488
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,821
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	2,500	2,803
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,500	2,807
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,801
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,791
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,111
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,666
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,538
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	4,000	4,556

Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,095
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,649
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/25	1,790	2,164
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,398
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,375
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,637
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,225
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,232
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	599
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,184
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,412
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	760
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,156
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,637
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,948
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	3,027
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,791
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,528
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,659
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	10,173
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	17,090
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,838
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,121
Flemington Raritan NJ School District GO	5.000%	6/15/26	1,000	1,211
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	2,390	2,864
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,283
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	7,190	6,089

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	16,240	20,617
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,070	1,138
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,021
Hopewell Township NJ GO	5.000%	10/1/25	1,035	1,282
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,250
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	579
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	906
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,329
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,454
Jersey City NJ GO	5.000%	3/1/19	1,550	1,752
Jersey City NJ GO	5.000%	3/1/22	1,750	2,048
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,757
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,192
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,621
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,721
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,255
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,378
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,155
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,540
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	560
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,744
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,407
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,212
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,444
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,302
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,189
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,465
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,400

New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	987
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,856
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,169
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,214
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,215
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	715
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	528
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	643
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	675
New Jersey Building Authority Revenue	5.000%	6/15/16	2,250	2,378
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/16 (2)	2,000	2,047
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	3,045	3,116
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,399
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,713
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,257
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,808
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,298
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,672
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,389
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/39	4,000	4,331
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,031
New Jersey Economic Development Authority
(School Facilities Construction)	5.000%	6/15/31	4,000	4,393
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,565
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	5,060
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	935	955
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,140
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,855
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,730
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,481
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,204
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,539
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,905
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,038

New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,081
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,850	5,075
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,278
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	17,076
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,060
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,006
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,508
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,514
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,313
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	9,355
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	9,505
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,001
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,004
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	9,505
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,566
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	1,025	1,121
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	3,040	3,328
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,787
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,412
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	6,070	6,779
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,383
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,385
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	4,119
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,910

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,704
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	3,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,494
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	13,150
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	423
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,794
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,883
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	10,000	11,088
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,355
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,501
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	23,966
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,633
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,626
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,614
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,742
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,911
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	15,520	16,829
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,416
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,803
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,325
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,146
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	5,000	5,582
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	3,800	4,148
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,639
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	13,060
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,385
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	7,515	8,142
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,124

New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	27,283
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.140%	3/6/15 (12)	1,235	1,235
2 New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	4,896
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	3/2/15	4,100	4,100
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,076
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,182
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.010%	3/2/15	1,500	1,500
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	6,926
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	2,580	2,899
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,119
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,262
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,395
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,788
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,353
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,760
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,069
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,120
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,913
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,801
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,278
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)	3,000	3,266
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,373
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,351
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	4,779
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,279

New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	10,000	11,522
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/44	3,000	3,454
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,532
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,127
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,179
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,043
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,132
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	6,976
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,960
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,883
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,351
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	8,108
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,344
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,422
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.030%	3/6/15	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,592
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,667
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,749
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,279
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,638
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/23	1,265	1,438
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,378
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/19 (14)	610	648
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,333
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,117
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,339
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,673
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	500

New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	81
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,172
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	158
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	405	475
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	211
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,690	4,231
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,296
New Jersey GO	5.250%	7/1/15 (4)	4,500	4,579
New Jersey GO	5.000%	6/1/17	2,500	2,732
New Jersey GO	5.000%	8/15/19	5,000	5,750
New Jersey GO	5.000%	6/1/20	915	1,055
1 New Jersey GO TOB VRDO	0.040%	3/2/15 LOC	4,500	4,500
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/23	8,580	10,190
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/27	13,165	14,969
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,085	5,640
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,082
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,584
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	2,195	2,414
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/31	95	112
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,805
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.010%	3/6/15 LOC	3,000	3,000
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,877
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,977
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,568
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/18	300	320
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,750	1,947

New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/19	2,000	2,273
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	882
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,600	3,029
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	5,061
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,618
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	5,000	5,585
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/18	1,000	1,013
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/24	1,600	1,618
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	4,055	4,106
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,866
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,344
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,422
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,391
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,307
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,939
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,882
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,200
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.250%	7/1/18	815	878
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,446
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,481
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,880

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	3/6/15 LOC	5,400	5,400
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	3/6/15 LOC	4,500	4,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	790
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	898
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,774
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,583
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,496
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/16 (Prere.)	1,200	1,279
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,228
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,428
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,908
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,758
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,185
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,808
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,289
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,453
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,531
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,106
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,500
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,255

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,220	4,541
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	575	619
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.010%	3/6/15 LOC	3,200	3,200
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.170%	3/6/15 (12)	4,545	4,545
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,302
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,227
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,357
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	6,102
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,141
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,449
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,363
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	8,065
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,924
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,451
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,357
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,587
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,138
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,270
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,044

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,015	2,342
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	5,260	6,052
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/38	3,885	4,333
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	6,028
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital)	5.000%	7/1/15	3,520	3,559
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	250	266
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30 (9)	2,170	2,313
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/23	2,390	2,872
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/24	3,120	3,744
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/25	3,470	4,129
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,944
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,675
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,488
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,792
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,464
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,617
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/2/15 LOC	4,955	4,955
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/2/15 LOC	1,600	1,600
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,025	4,303
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,200	1,268
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,205	1,271
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,075	7,910
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	3,650	3,827
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	985	1,023

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/6/15	1,600	1,600
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,708
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,613
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	423
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,585
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	275
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,688
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (ETM)	1,120	1,396
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	15,000	15,444
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,711
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,345
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	4,000	4,289
3 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.220%	12/15/21	7,000	7,004
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,077
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	3,375	3,514
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	4,450	5,126
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,823
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,885
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,810
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,053
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	5,043
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,704
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,915	4,177
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	12,517
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,778
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,855	2,083
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	15,000	8,106

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	3,795
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,755
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,377
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	6,000	2,898
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,934
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	1,500	1,685
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,911
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	6,175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	6,500	7,105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,831
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	7,000	3,035
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	8,000	3,554
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	21,575
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	10,271
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,191
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,844
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	13,235	4,885
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	4,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	385
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	6,105	6,536
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,696
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,914
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,914
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	6,122
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,284

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	16,535	17,713
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.110%	3/6/15 LOC	3,820	3,820
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	3/6/15 (4)	5,645	5,645
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	6,720	7,076
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	8,768
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,643
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,065	1,121
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,936
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,601
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,094
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,582
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	8,500	9,075
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,881
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	11,000	12,286
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	11,153
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	2,500	2,773
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/16 (14)	250	259
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.250%	1/1/21 (14)	5,150	6,028
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	101
Ocean County NJ GO	5.000%	6/1/24	1,440	1,749
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,255	1,386
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	2,998
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	3,136
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,283
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,973
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,733
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,246
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,581
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	3,000	3,609
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,594
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,389
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,087
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,953

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,794
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/31	1,800	2,127
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	4,067
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,670
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,874
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	5,500	6,454
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,445
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,930	2,260
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,124
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,500
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,891
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	13,250	15,128
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	18,044
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,812
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,541
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,886
Rutgers State University New Jersey Revenue	5.000%	5/1/16	1,220	1,288
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,702
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,815
Rutgers State University New Jersey Revenue	5.000%	5/1/33	10,000	11,519
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,427
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	6,221
Rutgers State University New Jersey Revenue	5.000%	5/1/43	12,590	14,238
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	3/6/15	1,250	1,250
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	3/6/15	6,000	6,000
Rutgers State University New Jersey Revenue
VRDO	0.010%	3/2/15	13,000	13,000
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,474
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,482
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,235
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,508

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,599
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,286
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,613
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,196
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,406
Sparta Township NJ Board of Education GO	5.000%	2/15/34	1,000	1,157
Sparta Township NJ Board of Education GO	5.000%	2/15/35	1,400	1,616
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	6,225	6,793
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	17,035	17,074
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	25,000	6,087
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	5,000	3,884
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,652
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,512
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,704
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,133
				2,000,735
Virgin Islands (0.8%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,492
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	5,500	6,006
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	6,000	6,519
				16,017
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,473
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,289
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,523
				6,285
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	935

Total Tax-Exempt Municipal Bonds (Cost $1,911,093)				2,023,972
Total Investments (99.4%) (Cost $1,911,093)				2,023,972
Other Assets and Liabilities-Net (0.6%)				13,020
Net Assets (100%)				2,036,992

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $29,160,000, representing 1.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2015.
3 Adjustable-rate security.

Vanguard New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Vanguard New Jersey Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at February 28, 2015.

D. At February 28, 2015, the cost of investment securities for tax purposes was $1,912,208,000. Net unrealized appreciation of investment securities for tax purposes was $111,764,000, consisting of unrealized gains of $117,718,000 on securities that had risen in value since their purchase and $5,954,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (99.9%)
Bergen County NJ Improvement Authority
School District Revenue (Elmwood Park
Board of Education)	1.000%	8/1/15	1,400	1,405
Brick Township NJ BAN	1.000%	12/17/15	4,882	4,907
Brick Township NJ BAN	1.500%	12/17/15	5,028	5,071
Burlington County NJ BAN	0.750%	5/19/15	50,000	50,067
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	11/18/15	10,000	10,076
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.020%	3/6/15 LOC	46,500	46,500
Cherry Hill Township NJ BAN	1.000%	10/22/15	5,694	5,724
Clifton NJ BAN	1.000%	10/14/15	5,272	5,296
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.020%	3/6/15 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/6/15 LOC	11,925	11,925
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/6/15 LOC	41,295	41,295
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/6/15 LOC	39,230	39,230
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/6/15 LOC	27,835	27,835
Essex County NJ Improvement Authority
Revenue	1.500%	10/1/15	3,615	3,642
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.020%	3/6/15 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.010%	3/6/15 LOC	11,005	11,005
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.010%	3/6/15 LOC	15,625	15,625
Fair Lawn NJ BAN	1.000%	9/18/15	5,689	5,713
Freehold Township NJ BAN	1.000%	12/14/15	5,000	5,031
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,225
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	5,115	5,306
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,227
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.010%	3/2/15	16,885	16,885
Hopewell Township NJ BAN	0.750%	4/10/15	9,227	9,233
Hudson County NJ Improvement Authority BAN	1.000%	11/25/15	5,000	5,026

Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,019
Mahwah Township NJ BAN	1.000%	10/9/15	2,750	2,764
Middlesex County NJ BAN	0.750%	6/5/15	24,200	24,239
Monmouth County NJ GO	2.000%	3/1/15	3,340	3,340
Monmouth County NJ GO	2.000%	3/1/15	440	440
Monmouth County NJ GO	2.000%	3/1/15	290	290
New Jersey Economic Development Authority
(School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,000
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.010%	3/6/15 LOC	9,000	9,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.010%	3/2/15 LOC	15,000	15,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.010%	3/2/15 LOC	2,100	2,100
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.010%	3/2/15 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.050%	6/15/15	6,770	6,770
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.010%	3/6/15 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.010%	3/2/15 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.010%	3/2/15 LOC	6,300	6,300
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.020%	3/6/15 LOC	3,200	3,200
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.010%	3/6/15 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.020%	3/6/15 LOC	20,960	20,960
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	3,045	3,045
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	3,000	3,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	3,120	3,120
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	4,360	4,360
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	2,750	2,750
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	5,200	5,200
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	2,760	2,827
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	9/1/15 (Prere.)	7,800	7,995

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	4,070	4,174
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	1,195	1,225
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	3/2/15	9,850	9,850
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	3/2/15	2,000	2,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.010%	3/2/15	7,900	7,900
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.010%	3/6/15	16,825	16,825
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.010%	3/6/15	22,400	22,400
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.020%	3/6/15 LOC	7,825	7,825
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/15	4,620	4,697
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/15	3,000	3,049
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.020%	3/6/15	2,665	2,665
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.030%	3/6/15	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.010%	3/6/15 LOC	13,990	13,990
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.020%	3/6/15	4,015	4,015
1 New Jersey GO TOB VRDO	0.040%	3/2/15 LOC	38,900	38,900
1 New Jersey GO TOB VRDO	0.040%	3/2/15 LOC	11,900	11,900
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.010%	3/6/15 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.010%	3/6/15 LOC	8,085	8,085
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	3/6/15 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	3/6/15 LOC	9,300	9,300
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	3/6/15 LOC	12,300	12,300
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	3/6/15 LOC	13,550	13,550
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.010%	3/6/15 LOC	20,500	20,500

New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.010%	3/6/15 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.010%	3/6/15 LOC	6,400	6,400
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.010%	3/6/15 LOC	3,765	3,765
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/6/15 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/6/15 LOC	5,200	5,200
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/6/15 LOC	3,100	3,100
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/6/15 LOC	6,800	6,800
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.010%	3/6/15 LOC	13,330	13,330
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.010%	3/6/15 LOC	10,390	10,390
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.020%	3/6/15 LOC	8,140	8,140
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/2/15 LOC	2,100	2,100
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/2/15 LOC	2,760	2,760
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/6/15 LOC	22,700	22,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/6/15 LOC	14,000	14,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/15	3,750	3,794
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.030%	3/6/15	4,370	4,370
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.040%	3/6/15 LOC	3,155	3,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.040%	3/6/15 LOC	3,995	3,995
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.170%	3/6/15	26,985	26,985
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.030%	3/6/15 LOC	6,815	6,815
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/6/15	18,685	18,685
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/6/15	10,080	10,080
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.020%	3/6/15	8,215	8,215

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.020%	3/6/15	27,075	27,075
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	6,880	7,060
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	5,290	5,428
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	2,000	2,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	2,000	2,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	4,000	4,056
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	1,000	1,014
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	1,950	1,979
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	2,050	2,080
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	1,165	1,182
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	3,950	4,009
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/15 (ETM)	1,000	1,017
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (Prere.)	1,415	1,472
North Bergen Township NJ BAN	1.000%	4/1/15	10,649	10,656
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/6/15 LOC	10,000	10,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/6/15 LOC	2,700	2,700
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/6/15 LOC	47,300	47,300
Ocean City NJ BAN	1.000%	12/3/15	4,160	4,182
Paramus Borough NJ BAN	1.000%	2/19/16	5,900	5,942
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/15	1,250	1,286
Port Authority of New York & New Jersey
Revenue CP	0.080%	4/9/15	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	0.090%	5/13/15	2,810	2,810
Port Authority of New York & New Jersey
Revenue CP	0.080%	5/21/15	18,790	18,790
Port Authority of New York & New Jersey
Revenue CP	0.070%	6/17/15	11,055	11,055
Port Authority of New York & New Jersey
Revenue CP	0.060%	6/23/15	12,740	12,740
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.030%	3/6/15	9,900	9,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.030%	3/6/15	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/6/15	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	3/6/15	1,000	1,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	3/6/15	9,095	9,095

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	3/6/15	15,190	15,190
Princeton University New Jersey CP	0.070%	4/6/15	24,000	24,000
Princeton University New Jersey CP	0.040%	5/7/15	25,000	25,000
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.020%	3/6/15	6,700	6,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.070%	3/6/15	11,780	11,780
Rutgers State University New Jersey Revenue
VRDO	0.010%	3/2/15	52,495	52,495
Secaucus NJ BAN	1.000%	6/12/15	4,819	4,829
Secaucus NJ BAN	1.250%	1/8/16	2,398	2,416
Union County NJ BAN	0.750%	6/26/15	20,000	20,041
Union County NJ GO	2.000%	3/1/15	2,525	2,525
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	3/2/15	17,845	17,845
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	3/2/15	19,770	19,770
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.040%	3/6/15	14,815	14,815
Wayne Township NJ BAN	0.750%	7/20/15	4,300	4,309
West Orange Township NJ BAN	1.000%	5/19/15	8,146	8,159
West Orange Township NJ BAN	1.000%	7/30/15	2,607	2,614
West Orange Township NJ BAN	1.000%	10/20/15	3,683	3,701
West Orange Township NJ BAN	1.250%	12/15/15	3,099	3,121
West Windsor Township NJ BAN	1.000%	11/20/15	4,811	4,838
Woodbridge Township NJ BAN	1.000%	8/21/15	5,000	5,019
				1,443,253
Total Tax-Exempt Municipal Bonds (Cost $1,443,253)				1,443,253
Total Investments (99.9%) (Cost $1,443,253)				1,443,253
Other Assets and Liabilities-Net (0.1%)				756
Net Assets (100%)				1,444,009

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $262,455,000, representing 18.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

Vanguard New Jersey Tax-Exempt Money Market Fund

TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Vanguard New Jersey Tax-Exempt Money Market Fund

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015
VANGUARD NEW JERSEY TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.